Balance Sheet Offsetting - Disclosure Detail Of Balance Sheet Offsetting Of Financial Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Liabilities
Net Amount	$ 81,422	$ 18,593
Customer-related positions
Derivative Assets
Gross Amounts Recognized	23,861	64,714
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	23,861	64,714
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	381	1,440
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	(14,430)	0
Net Amount	9,050	63,274
Derivative Liabilities
Gross Amounts Recognized	81,422	18,593
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	81,422	18,593
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	381	1,440
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	2,417	16,440
Net Amount	78,624	713
Interest rate swaps
Derivative Assets
Gross Amounts Recognized	16
Gross Amounts Offset in the Statement of Financial Position	0
Net Amounts Presented in the Statement of Financial Position	16
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	0
Net Amount	16
Derivative Liabilities
Gross Amounts Recognized	2,417
Gross Amounts Offset in the Statement of Financial Position	0
Net Amounts Presented in the Statement of Financial Position	2,417
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	2,417
Net Amount	0
Interest rate swaps | Customer-related positions
Derivative Assets
Gross Amounts Recognized	23,567	64,338
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	23,567	64,338
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	381	1,440
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	(14,430)	0
Net Amount	8,756	62,898
Derivative Liabilities
Gross Amounts Recognized	78,577	17,880
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	78,577	17,880
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	381	1,440
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	0	16,440
Net Amount	78,196	0
Risk participation agreements | Customer-related positions
Derivative Assets
Gross Amounts Recognized	78	315
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	78	315
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	0	0
Net Amount	78	315
Derivative Liabilities
Gross Amounts Recognized	130	580
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	130	580
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	0	0
Net Amount	130	580
Foreign currency exchange contracts — matched customer book | Customer-related positions
Derivative Assets
Gross Amounts Recognized	198	61
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	198	61
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	0	0
Net Amount	198	61
Derivative Liabilities
Gross Amounts Recognized	205	46
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	205	46
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	0	0
Net Amount	205	46
Foreign currency exchange contracts — foreign currency loan
Derivative Assets
Gross Amounts Recognized	2	0
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	2	0
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	0	0
Net Amount	2	0
Foreign currency exchange contracts — foreign currency loan | Customer-related positions
Derivative Liabilities
Gross Amounts Recognized	93	87
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts Presented in the Statement of Financial Position	93	87
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Collateral Pledged (Received)	0	0
Net Amount	$ 93	$ 87